Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Details
Broker Warrants Outstanding	325,245	271,742
Broker Warrants Outstanding Exercise Price	$ 1.0030	$ 1.2000
Broker Warrants Outstanding Adjusted	53,503
Broker Warrants Outstanding Adjusted Exercise Price	$ (0.1970)